ACQUISITION OF THE ASSETS OF ATLASCLEAR, INC - Purchase price allocation (Details) - USD ($)	3 Months Ended			6 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2025
ACQUISITION OF THE ASSETS OF ATLASCLEAR, INC
Fair value of Software Product Earn Out Shares				$ 10,963,000
Fair value of Earn Out Shares				31,347,000
Amortization of intangibles	$ 355,795	$ 307,191	$ 337,911	$ 791,375	$ 1,362,446
ATLASCLEAR, INC
ACQUISITION OF THE ASSETS OF ATLASCLEAR, INC
Total Purchase Price					44,400,000
Fair value of Software Product Earn Out Shares					10,963,000
Fair value of Earn Out Shares					31,347,000
Purchase price allocated to Contribution Agreement					86,710,000
Total Developed Technology acquired					18,163,044
Transaction cost					68,546,956
Amortization of intangibles					(317,231)
Carrying balance of Technology acquired written off					17,845,813
Total loss on AtlasClear technology acquired					86,392,769
ATLASCLEAR, INC | SURFACExchange
ACQUISITION OF THE ASSETS OF ATLASCLEAR, INC
Total Developed Technology acquired					381,461
ATLASCLEAR, INC | Bond Quantum
ACQUISITION OF THE ASSETS OF ATLASCLEAR, INC
Total Developed Technology acquired					32,284
ATLASCLEAR, INC | Atlas
ACQUISITION OF THE ASSETS OF ATLASCLEAR, INC
Total Developed Technology acquired					7,749,299
ATLASCLEAR, INC | Rubicon
ACQUISITION OF THE ASSETS OF ATLASCLEAR, INC
Total Developed Technology acquired					$ 10,000,000